Employee Retirement and Severance Benefits (Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Japan
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 895,898	¥ 897,669
Fair value of plan assets	739,581	707,708
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	870,314	874,327
Fair value of plan assets	739,581	707,708
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	473,860	475,137
Fair value of plan assets	391,054	318,079
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	455,164	453,120
Fair value of plan assets	¥ 386,223	¥ 312,748